Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2024	2023
Deferred tax assets:
Net operating loss carryforward	$30,374,640	$25,527,210
Research and development tax credit carryforward	5,506,154	3,870,460
Stock-based compensation expense	676,250	552,886
Accrued expenses	256,540	29,728
Total deferred tax assets	36,813,584	29,980,284
Deferred tax liabilities
Depreciation	29,812	45,122
Net deferred tax assets	36,783,772	29,935,162
Valuation allowance	(36,783,772)	(29,935,162)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2024	2023
U.S. federal statutory rate applied to pretax loss	21.0%	21.0%
State income tax (benefit)	4.0	3.9
Permanent differences	(0.0)	(0.0)
NOL carryforward expiration	(4.1)	(4.3)
R&D tax credits, net of expiration	6.5	6.4
Change in valuation allowance and other adjustments	(27.4)	(27.0)
Effective tax rate	0.0%	0.0%